Equity Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Equity Transactions [Abstract]
EQUITY TRANSACTIONS

Note 9. EQUITY TRANSACTIONS

On June 6, 2014, the Company entered into management consulting and advisory services agreements with two consultants, pursuant to which the consultants assisted the Company in, among other things, financial and tax due diligence, business evaluation and integration, and development of pro forma financial statements. In return for their services, as approved by the Company’s Board of Directors, a total of 600,000 shares of the Company’s common stock were to be issued to these two consultants. In June 2014, 200,000 shares of the Company’s common stock were issued to the consultants as a prepayment for their services. The value of their consulting services was determined using the fair value of the Company’s common stock of $2.34 per share when the shares were issued to the consultants. Their service agreements were for the period July 1, 2014 to December 31, 2016. The remaining 400,000 shares of the Company’s common stock were then issued to the consultants on September 30, 2014 at $1.68 per share, and the service terms are from September 2014 to November 2016. These shares were valued at $1,140,000 and the related consulting fees have been ratably charged to expense over the term of the agreements. Consulting expenses for the above services were $nil and $96,578 for the three months ended December 31, 2017 and 2016, respectively. Consulting expenses for the above services were $nil and $218,045 for the six months ended December 31, 2017 and 2016, respectively.

On May 5, 2015, the Company entered into management consulting and advisory services agreements with three consultants, pursuant to which the consultants assisted the Company in, among other things, review of time charter agreements; crew management advisory; development of permanent and preventive maintenance standards related to dry dockings and ship repairs; development of regular technical and marine vessel inspections and quality control procedures; and development and implementation of alternative remedial actions to address technical problems that may arise. In return for their services, as approved by the Company’s Board of Directors, a total of 500,000 shares of the Company’s common stock were to be issued to these three consultants at $1.50 per share. Their service agreements are for a period of 18 months, effective May 2015. These shares were valued at $750,000 and the related consulting fees have been ratably charged to expense over the term of the agreements. Consulting expenses for the above services were $nil and $48,478 for the three months ended December 31, 2017 and 2016, respectively. Consulting expenses for the above services were $nil and $173,137 for the six months ended December 31, 2017 and 2016, respectively.

On December 9, 2015, the Company entered into a consulting and advisory services agreement with a consultant, pursuant to which the consultant will assist the Company with corporate restructuring, business evaluation and capitalization during the period from November 20, 2015 to November 19, 2016. In return for such services, the Company issued 250,000 shares of the Company’s common stock to this consultant for services to be rendered during the first half of the service period. Such shares were issued as restricted shares at $1.02 per share on December 9, 2015. On May 23, 2016, the Company issued an additional 250,000 shares of common stock to this consultant at $0.72 per share to cover the services from the seventh month to November 19, 2016. These shares were valued at $435,000. Consulting expenses were $nil and $48,387 for the three months ended December 31, 2017 and 2016, respectively. Consulting expenses were $nil and $138,387 for the six months ended December 31, 2017 and 2016, respectively.

In March 2017, the Company entered into a consulting and advisory services agreement with Jianwei Li, who will provide management consulting services that include marketing program designing and implementation and cooperative partner selection and management. The service period is from March 2017 to February 2020. The Company issued 250,000 shares of common stock as the remuneration for the services, which were issued as restricted shares at $2.53 per share on March 22, 2017 to the consultant. These shares were valued at $632,500. Consulting expenses were $52,709 and $nil for the three months ended December 31, 2017 and 2016, respectively. Consulting expenses were $105,417 and $nil for the six months ended December 31, 2017 and 2016, respectively.

On October 23, 2017, the Company issued 130,000 shares to its employees of its restricted common stock valued at $2.80 per share. One fourth of the total number of common shares issued shall become vested on each of November 16, 2017, February 16, 2018, May 16, 2018 and August 16, 2018. These shares were valued at $364,000. $91,000 and $nil are recorded in the Company’s G&A expenses for the three and six months ended December 31, 2017 and 2016, respectively.

On October 27, 2017, the Company issued 200,000 shares of restricted common stock with a fair value of $548,000 to a company pursuant to a consulting agreement. The scope of services primarily covers advising on business development, strategic planning and compliance during the one-year service period from October 17, 2017 to October 16, 2018. Consulting expenses were $137,000 and $nil for the three and six months ended December 31, 2017 and 2016, respectively.

Total consulting expenses were $280,709 and $193,443 for the three months ended December 31, 2017 and 2016, and $333,417 and $529,569 for the six months ended December 31, 2017 and 2016, respectively.

Note 10. EQUITY TRANSACTIONS

On June 6, 2014, the Company entered into management consulting and advisory services agreements with two consultants, pursuant to which the consultants assisted the Company in, among other things, financial and tax due diligence, business evaluation and integration, development of pro forma financial statements. In return for their services, as approved by the Company’s Board of Directors, a total of 600,000 shares of the Company’s common stock were to be issued to these two consultants. During June 2014, 200,000 shares of the Company’s common stock were issued to the consultants as a prepayment for their services. The value of their consulting services was determined using the fair value of the Company’s common stock of $2.34 per share when the shares were issued to the consultants. Their service agreements were for the period July 1, 2014 to December 31, 2016. The remaining 400,000 shares of the Company’s common stock were then issued to the consultants on September 30, 2014 at $1.68 per share, and the service terms are from September 2014 to November 2016. These shares were valued at $1,140,000 and the related consulting fees have been ratably charged to expense over the term of the agreements. Consulting expenses for the above services were $218,045 and $485,867 for the years ended June 30, 2017 and 2016, respectively.

On May 5, 2015, the Company entered into management consulting and advisory services agreements with three consultants, pursuant to which the consultants assisted the Company in, among other things, review of time charter agreements; crew management advisory; development of permanent and preventive maintenance standards related to dry dockings and ship repairs; development of regular technical and marine vessel inspections and quality control procedures; and development and implementation of alternative remedial actions to address technical problems that may arise. In return for their services, as approved by the Company’s Board of Directors, a total of 500,000 shares of the Company’s common stock were to be issued to these three consultants at $1.50 per share. Their service agreements are for a period of 18 months, effective May 2015. These shares were valued at $750,000 and the related consulting fees have been ratably charged to expense over the term of the agreements. Consulting expenses for the above services were $173,137 and $498,633 for the years ended June 30, 2017 and 2016, respectively

On December 9, 2015, the Company entered into a consulting and advisory services agreement with a consultant, pursuant to which the consultant will assist the Company for corporate restructuring, business evaluation and capitalization during the period from November 20, 2015 to November 19, 2016. In return for such services, the Company issued 250,000 shares of the Company’s common stock to this consultant for services to be rendered during the first half of the service period. Such shares were issued as restricted shares at $1.02 per share on December 9, 2015. On May 23, 2016, the Company issued additional 250,000 shares of common stock to this consultant at $0.72 per share to cover the services from the seventh month to November 19, 2016. These shares were valued at $435,000 and consulting expenses were $138,387 and $296,612 for the years ended June 30, 2017 and 2016, respectively.

Pursuant to the Company’s 2014 Incentive Plan (the “Plan”), the Company is authorized to issue, in the aggregate, 10,000,000 shares of common stock or other securities convertible or exercisable for common stock. Effective February 11, 2016, the Compensation Committee of the Board of Directors of the Company granted 660,000 shares of common stock to seven directors and executive officers under the Plan. Pursuant to the terms and conditions of the Plan and the plan stock award agreements, these shares vested immediately, with a total value of $349,800, at $0.53 per share based on the Company’s stock price on February 10, 2016. In addition, the Compensation Committee authorized the grant of a total of $300,000 worth of share awards under the Plan and/or the 2008 Equity Stock Incentive Plan for each fiscal year going forward to its directors and executive officers in the same proportion as they were granted for the fiscal year 2016, as long as such a director or executive officer is in his position and fulfills his duty.

In March 2017, the Company entered into a consulting and advisory services agreement with Jianwei Li, who will provide management consulting services that include marketing program designing and implementation and cooperative partner selection and management. The service period is from March 2017 to February 2020. The Company issued 250,000 shares of common stock as the remuneration of the service, which were issued as restricted shares at $2.53 per share on March 22, 2017 to the consultant. These shares were valued at $632,500 and consulting expenses were $70,278 for the year ended June 30, 2017.

$599,846 and $1,327,780 were charged to expenses during the years ended June 30, 2017 and 2016, respectively.

On February 21, 2017, the Company completed a sale of 1.5 million registered shares of its common stock, no par value, at a purchase price of $3.18 per share, to three institutional investors, for aggregate gross proceeds to the Company of $4.77 million. The Company’s net proceeds from the offering, after deducting offering expenses and placement agent fees in the amount of $0.45 million, were approximately $4.32 million. Sino-Global will use the net proceeds from the offering for working capital and general corporate purposes.